Pacer WealthShield ETF
Schedule of Investments
January 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.7%
Energy - 20.5%
APA Corp.	1,103	$48,896
Baker Hughes Co. (c)	3,451	109,535
Chevron Corp.	6,134	1,067,439
ConocoPhillips	4,290	522,822
Coterra Energy, Inc.	2,719	68,057
Devon Energy Corp. (c)	2,251	142,353
Diamondback Energy, Inc. (c)	603	88,110
EOG Resources, Inc. (c)	2,025	267,806
EQT Corp. (c)	1,260	41,164
Exxon Mobil Corp. (c)	14,193	1,646,530
Halliburton Co.	3,131	129,060
Hess Corp.	955	143,403
Kinder Morgan, Inc. (c)	6,817	124,751
Marathon Oil Corp.	2,193	60,242
Marathon Petroleum Corp.	1,611	207,046
Occidental Petroleum Corp.	2,503	162,169
ONEOK, Inc. (c)	1,541	105,528
Phillips 66	1,629	163,340
Pioneer Natural Resources Co.	820	188,887
Schlumberger Ltd.	4,888	278,518
Targa Resources Corp.	777	58,290
The Williams Cos., Inc. (c)	4,192	135,150
Valero Energy Corp.	1,326	185,680
		5,944,776
Financials - 19.7%
Aflac, Inc.	810	59,535
American Express Co.	860	150,440
American International Group, Inc.	1,070	67,645
Ameriprise Financial, Inc.	150	52,518
Aon PLC	300	95,604
Arch Capital Group Ltd. (b)	530	34,106
Arthur J Gallagher & Co.	300	58,716
Assurant, Inc.	80	10,607
Bank of America Corp.	9,640	342,027
Berkshire Hathaway, Inc. - Class B (b)	2,550	794,376
BlackRock, Inc.	220	167,026
Brown & Brown, Inc.	340	19,910
Capital One Financial Corp.	550	65,450
Cboe Global Markets, Inc.	150	18,432
Chubb Ltd.	600	136,494
Cincinnati Financial Corp.	230	26,024
Citigroup, Inc.	2,790	145,694
Citizens Financial Group, Inc.	710	30,757
CME Group, Inc.	520	91,863
Comerica, Inc.	190	13,929
Discover Financial Services	390	45,525
Everest Re Group Ltd.	60	20,981
FactSet Research Systems, Inc.	50	21,147
Fifth Third Bancorp	990	35,927
First Republic Bank	260	36,629
Franklin Resources, Inc.	410	12,792
Globe Life, Inc.	130	15,710
Huntington Bancshares, Inc.	2,080	31,554
Intercontinental Exchange, Inc.	800	86,040
Invesco Ltd.	650	12,032
JPMorgan Chase & Co.	4,120	576,635
KeyCorp.	1,340	25,715
Lincoln National Corp.	220	7,795
Loews Corp.	280	17,214
M&T Bank Corp.	250	39,000
MarketAxess Holdings, Inc.	50	18,192
Marsh & McLennan Cos., Inc.	710	124,186
MetLife, Inc.	950	69,369
Moody's Corp.	230	74,232
Morgan Stanley	1,900	184,927
MSCI, Inc.	120	63,787
Nasdaq, Inc.	490	29,493
Northern Trust Corp.	300	29,091
Principal Financial Group, Inc.	330	30,541
Prudential Financial, Inc.	530	55,618
Raymond James Financial, Inc.	280	31,576
Regions Financial Corp.	1,340	31,544
S&P Global, Inc.	480	179,971
Signature Bank	90	11,606
State Street Corp.	530	48,405
SVB Financial Group (b)	90	27,220
Synchrony Financial	650	23,875
T Rowe Price Group, Inc.	320	37,270
The Allstate Corp.	380	48,819
The Bank of New York Mellon Corp.	1,060	53,604
The Charles Schwab Corp.	2,190	169,550
The Goldman Sachs Group, Inc.	490	179,247
The Hartford Financial Services Group, Inc.	460	35,701
The PNC Financial Services Group, Inc.	580	95,949
The Progressive Corp.	840	114,534
The Travelers Cos., Inc.	340	64,981
Truist Financial Corp.	1,910	94,335
US Bancorp	1,940	96,612
W R Berkley Corp.	290	20,341
Wells Fargo & Co.	5,180	242,787
Willis Towers Watson PLC	160	40,670
Zions Bancorp	220	11,695
		5,705,577
Health Care - 39.0%
2seventy bio, Inc. (b)	840	11,424
4D Molecular Therapeutics, Inc. (b)	310	6,526
Abbott Laboratories	1,956	216,236
AbbVie, Inc.	2,302	340,120
ACADIA Pharmaceuticals, Inc. (b)	3,540	67,366
Adicet Bio, Inc. (b)	1,160	10,614
ADMA Biologics, Inc. (b)	5,030	18,561
Agenus, Inc. (b)	11,140	29,075
Agilent Technologies, Inc. (c)	333	50,643
Agios Pharmaceuticals, Inc. (b)	1,350	39,798
Akero Therapeutics, Inc. (b)	1,200	59,400
Alector, Inc. (b)	1,320	11,642
Align Technology, Inc. (b)	84	22,657
Alkermes PLC (b)	2,080	59,571
Allakos, Inc. (b)	2,080	15,454
Allogene Therapeutics, Inc. (b)	4,820	37,210
Alnylam Pharmaceuticals, Inc. (b)	220	49,808
Altimmune, Inc. (b)	3,810	51,968
AmerisourceBergen Corp.	184	31,089
Amgen, Inc.	788	198,891
Amicus Therapeutics, Inc. (b)	4,390	57,246
AnaptysBio, Inc. (b)	450	11,200
Anavex Life Sciences Corp. (b)	2,960	32,175
Anika Therapeutics, Inc. (b)	180	5,582
Apellis Pharmaceuticals, Inc. (b)	1,040	54,839
Arcellx, Inc. (b)	700	23,387
Arcturus Therapeutics Holdings, Inc. (b)	990	20,919
Arcus Biosciences, Inc. (b)	1,240	26,821
Arcutis Biotherapeutics, Inc. (b)	1,930	31,980
Arrowhead Pharmaceuticals, Inc. (b)	1,700	59,483
Atara Biotherapeutics, Inc. (b)	3,200	16,224
Avid Bioservices, Inc. (b)	2,040	32,293
Avidity Biosciences, Inc. (b)	1,530	36,261
Baxter International, Inc.	565	25,815
Beam Therapeutics, Inc. (b)	1,220	53,009
Becton Dickinson and Co.	316	79,702
BioCryst Pharmaceuticals, Inc. (b)	4,890	51,589
Biogen, Inc. (b)	339	98,615
Biohaven Ltd. (b)	2,290	43,716
BioMarin Pharmaceutical, Inc. (b)	500	57,675
Bio-Rad Laboratories, Inc. - Class A (b)	26	12,154
Bio-Techne Corp.	175	13,940
Bluebird Bio, Inc. (b)	6,850	43,497
Blueprint Medicines Corp. (b)	1,090	50,947
Boston Scientific Corp. (b)(c)	1,608	74,370
Bridgebio Pharma, Inc. (b)	4,110	38,141
Bristol-Myers Squibb Co. (c)	2,386	173,343
C4 Therapeutics, Inc. (b)	1,130	8,803
Cardinal Health, Inc.	298	23,020
CareDx, Inc. (b)	3,090	46,165
Caribou Biosciences, Inc. (b)	1,340	9,661
Catalent, Inc. (b)(c)	200	10,710
Catalyst Pharmaceuticals, Inc. (b)	3,130	48,484
Celldex Therapeutics, Inc. (b)	910	40,095
Centene Corp. (b)	640	48,794
Cerevel Therapeutics Holdings, Inc. (b)	1,520	51,908
Charles River Laboratories International, Inc. (b)	61	14,838
Chinook Therapeutics, Inc. (b)	1,110	28,050
Cigna Corp.	339	107,351
Cogent Biosciences, Inc. (b)	2,060	31,024
Coherus Biosciences, Inc. (b)	2,990	25,355
Crinetics Pharmaceuticals, Inc. (b)	680	13,335
CRISPR Therapeutics AG (b)	1,050	53,571
CTI BioPharma Corp. (b)	9,370	51,816
CVS Health Corp.	1,475	130,124
Cytokinetics, Inc. (b)	1,440	61,171
Danaher Corp.	740	195,641
DaVita, Inc. (b)(c)	58	4,779
Day One Biopharmaceuticals, Inc. (b)	1,310	28,519
Deciphera Pharmaceuticals, Inc. (b)	1,610	27,386
Denali Therapeutics, Inc. (b)	1,810	54,789
DENTSPLY SIRONA, Inc.	241	8,876
Design Therapeutics, Inc. (b)	1,550	12,167
DexCom, Inc. (b)	430	46,049
Dynavax Technologies Corp. (b)	4,120	46,886
Eagle Pharmaceuticals, Inc. (b)	370	12,558
Editas Medicine, Inc. (b)	4,910	48,560
Edwards Lifesciences Corp. (b)	698	53,537
Elevance Health, Inc.	267	133,497
Eli Lilly & Co.	888	305,605
Emergent BioSolutions, Inc. (b)	2,650	34,954
Enanta Pharmaceuticals, Inc. (b)	530	28,291
EQRx, Inc. (b)	7,830	19,184
Erasca, Inc. (b)	1,820	7,280
Exact Sciences Corp. (b)	1,150	77,648
Exelixis, Inc. (b)	3,260	57,441
Fate Therapeutics, Inc. (b)	2,720	16,211
FibroGen, Inc. (b)	1,650	38,940
GE HealthCare Technologies, Inc. (b)	413	28,712
Geron Corp. (b)	8,150	26,895
Gilead Sciences, Inc.	1,991	167,125
Gossamer Bio, Inc. (b)	17,640	46,570
Halozyme Therapeutics, Inc. (b)	900	46,593
HCA Healthcare, Inc. (c)	242	61,727
Henry Schein, Inc. (b)(c)	148	12,750
Hologic, Inc. (b)	284	23,109
Horizon Therapeutics PLC (b)	530	58,152
Humana, Inc. (c)	142	72,661
Ideaya Biosciences, Inc. (b)	980	16,689
IDEXX Laboratories, Inc. (b)(c)	94	45,167
Illumina, Inc. (b)	175	37,485
ImmunityBio, Inc. (b)	3,000	11,400
ImmunoGen, Inc. (b)	8,710	40,066
Immunovant, Inc. (b)	1,470	26,122
Incyte Corp. (b)	830	70,666
Inhibrx, Inc. (b)	1,250	31,250
Inovio Pharmaceuticals, Inc. (b)	16,480	27,357
Insmed, Inc. (b)	2,780	59,853
Intellia Therapeutics, Inc. (b)	1,350	57,294
Intercept Pharmaceuticals, Inc. (b)	1,690	30,859
Intuitive Surgical, Inc. (b)	400	98,276
Ionis Pharmaceuticals, Inc. (b)	1,370	54,622
Iovance Biotherapeutics, Inc. (b)	7,420	59,063
IQVIA Holdings, Inc. (b)(c)	210	48,176
Ironwood Pharmaceuticals, Inc. (b)	4,330	49,882
iTeos Therapeutics, Inc. (b)	650	13,585
IVERIC bio, Inc. (b)	2,540	58,674
Johnson & Johnson (c)	2,934	479,474
Karuna Therapeutics, Inc. (b)	260	51,841
Karyopharm Therapeutics, Inc. (b)	4,430	14,619
Keros Therapeutics, Inc. (b)	420	24,599
Kezar Life Sciences, Inc. (b)	2,220	15,917
Kiniksa Pharmaceuticals Ltd. - Class A (b)	580	8,387
Krystal Biotech, Inc. (b)	390	32,417
Kura Oncology, Inc. (b)	2,090	28,884
Kymera Therapeutics, Inc. (b)	1,370	51,211
Laboratory Corp. of American Holdings (c)	100	25,212
Lyell Immunopharma, Inc. (b)	3,700	12,099
Madrigal Pharmaceuticals, Inc. (b)	620	178,715
MannKind Corp. (b)	8,160	44,635
McKesson Corp. (c)	159	60,210
Medtronic PLC	1,491	124,782
Merck & Co., Inc.	2,854	306,548
Mersana Therapeutics, Inc. (b)	2,650	17,437
Mettler-Toledo International, Inc. (b)	26	39,856
MiMedx Group, Inc. (b)	1,120	4,334
Mirati Therapeutics, Inc. (b)	1,230	65,694
Mirum Pharmaceuticals, Inc. (b)	930	21,836
Moderna, Inc. (b)(c)	665	117,080
Molina Healthcare, Inc. (b)	68	21,204
Morphic Holding, Inc. (b)	700	22,911
Myovant Sciences Ltd. (b)	1,760	47,309
Myriad Genetics, Inc. (b)	1,310	25,833
Natera, Inc. (b)	1,350	57,956
Neurocrine Biosciences, Inc. (b)	440	48,809
Novavax, Inc. (b)	3,110	33,930
Nurix Therapeutics, Inc. (b)	1,050	12,905
Nuvalent, Inc. - Class A (b)	310	9,378
Ocugen, Inc. (b)	15,730	19,977
Organon & Co.	283	8,527
PerkinElmer, Inc.	142	19,529
Pfizer, Inc.	6,307	278,517
PMV Pharmaceuticals, Inc. (b)	1,690	13,858
Point Biopharma Global, Inc. (b)	1,890	15,120
Prometheus Biosciences, Inc. (b)	470	53,420
Protagonist Therapeutics, Inc. (b)	1,880	24,985
Prothena Corp PLC (b)	880	49,764
PTC Therapeutics, Inc. (b)	1,350	61,952
Quest Diagnostics, Inc.	126	18,708
RAPT Therapeutics, Inc. (b)	930	27,017
Recursion Pharmaceuticals, Inc. - Class A (b)	3,330	27,739
Regeneron Pharmaceuticals, Inc. (b)	187	141,834
REGENXBIO, Inc. (b)	910	21,121
Relay Therapeutics, Inc. (b)	3,020	64,809
Replimune Group, Inc. (b)	480	13,368
ResMed, Inc.	168	38,366
REVOLUTION Medicines, Inc. (b)	1,510	40,377
Rhythm Pharmaceuticals, Inc. (b)	1,950	53,333
Rocket Pharmaceuticals, Inc. (b)	1,870	40,635
Roivant Sciences Ltd. (b)	1,630	13,529
Sage Therapeutics, Inc. (b)	1,040	46,114
Sana Biotechnology, Inc. (b)	3,260	14,866
Sangamo Therapeutics, Inc. (b)	4,500	15,705
Sarepta Therapeutics, Inc. (b)	430	53,737
Seagen, Inc. (b)	410	57,187
Seres Therapeutics, Inc. (b)	2,020	11,049
Sorrento Therapeutics, Inc. (b)	27,190	26,062
SpringWorks Therapeutics, Inc. (b)	2,030	63,742
STERIS PLC (c)	117	24,162
Stryker Corp.	374	94,925
Sutro Biopharma, Inc. (b)	630	4,561
Syndax Pharmaceuticals, Inc. (b)	1,690	48,503
Teleflex, Inc. (c)	52	12,658
TG Therapeutics, Inc. (b)	4,780	72,799
The Cooper Cos., Inc.	52	18,144
Thermo Fisher Scientific, Inc.	442	252,086
Travere Therapeutics, Inc. (b)	2,030	45,472
Twist Bioscience Corp. (b)	2,100	60,249
Ultragenyx Pharmaceutical, Inc. (b)	1,260	57,116
uniQure NV (b)	1,260	26,775
United Therapeutics Corp. (b)	180	47,371
UnitedHealth Group, Inc.	1,046	522,153
Universal Health Services, Inc. - Class B (c)	75	11,116
Vanda Pharmaceuticals, Inc. (b)	890	6,835
Vaxcyte, Inc. (b)	1,210	54,874
Veracyte, Inc. (b)	1,790	44,983
Vericel Corp. (b)	1,110	30,492
Vertex Pharmaceuticals, Inc. (b)	451	145,718
Verve Therapeutics, Inc. (b)	2,370	53,918
Viatris, Inc.	1,363	16,574
Vir Biotechnology, Inc. (b)	1,960	57,918
Viridian Therapeutics, Inc. (b)	750	27,390
Waters Corp. (b)(c)	68	22,343
West Pharmaceutical Services, Inc.	84	22,310
Xencor, Inc. (b)	740	24,361
Zentalis Pharmaceuticals, Inc. (b)	1,460	34,456
Zimmer Biomet Holdings, Inc.	233	29,670
Zoetis, Inc.	523	86,551
		11,294,281
Industrials - 20.5%
3M Co.	1,153	132,687
A O Smith Corp. (c)	268	18,144
Alaska Air Group, Inc. (b)(c)	268	13,759
Allegion PLC	181	21,277
American Airlines Group, Inc. (b)	1,353	21,837
AMETEK, Inc.	477	69,127
Carrier Global Corp.	1,744	79,404
Caterpillar, Inc. (c)	1,087	274,239
CH Robinson Worldwide, Inc.	249	24,942
Cintas Corp.	181	80,317
Copart, Inc. (b)	896	59,683
CoStar Group, Inc. (b)	849	66,137
CSX Corp.	4,374	135,244
Cummins, Inc.	296	73,864
Deere & Co.	572	241,864
Delta Air Lines, Inc. (b)	1,334	52,159
Dover Corp. (c)	296	44,942
Eaton Corp. PLC (c)	830	134,634
Emerson Electric Co.	1,230	110,971
Equifax, Inc.	258	57,328
Expeditors International of Washington, Inc. (c)	334	36,122
Fastenal Co.	1,191	60,205
FedEx Corp.	496	96,155
Fortive Corp.	734	49,934
Generac Holdings, Inc. (b)(c)	134	16,160
General Dynamics Corp.	467	108,839
General Electric Co.	2,268	182,529
Honeywell International, Inc.	1,401	292,080
Howmet Aerospace, Inc. (c)	762	31,006
Huntington Ingalls Industries, Inc.	86	18,966
IDEX Corp. (c)	153	36,671
Illinois Tool Works, Inc.	581	137,139
Ingersoll Rand, Inc.	839	46,984
Jacobs Solutions, Inc.	267	32,988
JB Hunt Trasport Services, Inc.	172	32,517
Johnson Controls International PLC	1,430	99,485
L3Harris Technologies, Inc.	401	86,143
Leidos Holdings, Inc.	286	28,268
Lockheed Martin Corp.	486	225,144
Masco Corp. (c)	467	24,844
Nordson Corp. (c)	115	27,980
Norfolk Southern Corp.	477	117,251
Northrop Grumman Corp.	296	132,620
Old Dominion Freight Line, Inc. (c)	191	63,649
Otis Worldwide Corp.	868	71,376
PACCAR, Inc.	725	79,250
Parker-Hannifin Corp. (c)	267	87,042
Pentair PLC (c)	343	18,995
Quanta Services, Inc. (c)	296	45,048
Raytheon Technologies Corp.	3,059	305,441
Republic Services, Inc.	430	53,673
Robert Half International, Inc. (c)	230	19,311
Rockwell Automation, Inc. (c)	239	67,405
Rollins, Inc. (c)	477	17,363
Snap-On, Inc. (c)	115	28,604
Southwest Airlines Co.	1,239	44,319
Stanley Black & Decker, Inc. (c)	305	27,240
Textron, Inc.	439	31,981
The Boeing Co. (b)	1,163	247,719
Trane Technologies PLC	477	85,440
TransDigm Group, Inc. (c)	105	75,364
Union Pacific Corp.	1,277	260,751
United Airlines Holdings, Inc. (b)	677	33,146
United Parcel Service, Inc. - Class B	1,515	280,623
United Rentals, Inc. (b)(c)	143	63,056
Verisk Analytics, Inc.	324	58,900
W.W. Grainger, Inc. (c)	96	56,590
Waste Management, Inc.	772	119,452
Westinghouse Air Brake Technologies Corp.	382	39,655
Xylem, Inc. (c)	372	38,693
		5,952,675
TOTAL COMMON STOCKS (Cost $28,660,078)		28,897,309

CONTINGENT VALUE RIGHTS - 0.00% (a) (e)
Health Care - 0.0% (e)
Abiomed, Inc. (a)(b)	64	$-
Achillion Pharmaceuticals, Inc. (a)(b)	6,273	2,509
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		2,509

SHORT-TERM INVESTMENTS - 5.2%	Principal Amount
Money Market Deposit Accounts - 5.2%
U.S. Bank Money Market Deposit Account, 3.300% (d)	$1,498,918	1,498,918
TOTAL SHORT-TERM INVESTMENTS (Cost $1,498,918)		1,498,918

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 15.3%	Shares
Mount Vernon Liquid Assets Portfolio, LLC, 4.530% (d)	4,422,937	4,422,937
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $4,422,937)		4,422,937

Total Investments (Cost $34,581,933) - 120.2%		34,821,673
Liabilities in Excess of Other Assets - (20.2)%		(5,864,979)
TOTAL NET ASSETS - 100.0%		$28,956,694

Percentages are stated as a percent of net assets.
(a)	Value determined using significant unobservable inputs.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of January 31, 2023. The total value of securities on loan is $4,397,754 or 15.2% of net assets.
(d)	The rate shown is as of January 31, 2023.
(e)	Less than 0.05%.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management.
This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2023 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust's Valuation Procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds' Board of Trustees (the "Board").

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 28,897,309	$ -	$ -	$ -	$ 28,897,309
Contingent Value Rights	-	-	2,509	-	2,509
Short-Term Investments	1,498,918	-	-	-	1,498,918
Investments Purchased with Proceeds from Securities Lending	-	-	-	4,422,937	4,422,937
Total Investments in Securities	$ 30,396,227	$ -	$ 2,509	$ 4,422,937	$ 34,821,673

^ See the Schedules of Investments for sector breakouts.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

PWS(a)	Balance as of 4/30/2022	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Out of Level 3	Transfers Into Level 3	Balance as of 1/31/2023
Contingent Value Rights	$2,886	$-	$(377)	$-	$-	$-	$-	$2,509

The following is a summary of quantitative information about Level 3 Fair Value Measurements:
PWS	Fair Value as of 1/31/2023	Valuation Techniques	Unobservable Input	Impact to Valuation From an Increase to Input
Contingent Value Rights	$-	Acquisition Price	Stale Data	$381.30
Contingent Value Rights	$2,509	Acquisition Price	Stale Data	$0.40

(a) Table presents information for two securities, Abiomed has been valued between $372.78 - 381.3, Achillion Pharmaceuticals has been valued between $0.40 - $0.46 throughout the period.